Average balance sheet and interest rates (Tables)	12 Months Ended
Sep. 30, 2020
Average balance sheet and interest rates
Summary of the average daily balances of the Group's interest earning assets and interest bearing liabilities

	2020			2019			2018
	Average	Interest	Average	Average	Interest	Average	Average	Interest	Average
	balance	income	rate	balance	income	rate	balance	income	rate
Consolidated	$m	$m	%	$m	$m	%	$m	$m	%
Assets
Interest earning assets
Collateral paid:
Australia	13,555	56	0.4	8,428	152	1.8	5,239	86	1.6
New Zealand	373	3	0.8	364	7	1.9	252	4	1.6
Other overseas	1,804	16	0.9	2,031	42	2.1	2,594	39	1.5
Trading securities and financial
assets measured at FVIS:
Australia	20,300	217	1.1	20,691	468	2.3	17,420	423	2.4
New Zealand	4,728	47	1.0	3,862	85	2.2	3,538	80	2.3
Other overseas	4,601	95	2.1	4,521	109	2.4	3,160	61	1.9
Available-for-sale securities:
Australia	—	—	—	—	—	—	55,458	1,692	3.1
New Zealand	—	—	—	—	—	—	3,304	136	4.1
Other overseas	—	—	—	—	—	—	2,778	86	3.1
Investment securities:
Australia	71,402	1,347	1.9	56,875	1,691	3.0	—	—	—
New Zealand	3,921	96	2.4	3,850	130	3.4	—	—	—
Other overseas	2,858	78	2.7	3,062	98	3.2	—	—	—
Loans and other receivables1:
Australia	585,643	21,315	3.6	589,427	25,931	4.4	578,679	25,700	4.4
New Zealand	85,184	3,237	3.8	79,255	3,650	4.6	73,902	3,516	4.8
Other overseas	27,349	540	2.0	26,558	859	3.2	28,620	748	2.6
Total interest earning assets
and interest income	821,718	27,047	3.3	798,924	33,222	4.2	774,944	32,571	4.2
Non-Interest earning assets
Derivative financial instruments	31,334			25,959			26,443
Life insurance assets	4,614			9,610			10,664
All other assets[2]	62,414			60,231			61,259
Total non-interest earning assets	98,362			95,800			98,366
Total assets	920,080			894,724			873,310

1.

For 2020 and 2019, loans and other receivables are net of Stage 3 provision for ECL, where interest income is determined based on  their carrying value. Stages 1 and 2 provisions for ECL are not included in the average interest earning assets balance, as interest income is determined based on the gross value of loans and other receivables. For 2018, loans and other receivables are net of provision for impairment charges on loans, as under AASB 139 interest income is determined based on their carrying value, net of provision for impairment charges on loans.

2.	Includes property and equipment, intangible assets, deferred tax assets, non-interest earning loans relating to mortgage offset accounts and all other non-interest earning assets.

	2020			2019			2018
	Average	Interest	Average	Average	Interest	Average	Average	Interest	Average
	balance	expense	rate	balance	expense	rate	balance	expense	rate
Consolidated	$m	$m	%	$m	$m	%	$m	$m	%
Liabilities
Interest bearing liabilities
Collateral received:
Australia	2,586	11	0.4	2,039	41	2.0	2,383	37	1.6
New Zealand	596	3	0.5	390	8	2.1	342	6	1.8
Other overseas	4,399	12	0.3	1,188	8	0.7	184	2	1.1
Deposits and other borrowings:
Australia	435,877	3,745	0.9	425,799	7,023	1.6	422,006	7,308	1.7
New Zealand	57,096	882	1.5	54,720	1,235	2.3	51,368	1,196	2.3
Other overseas	25,660	427	1.7	26,270	687	2.6	26,599	517	1.9
Loan capital:
Australia	19,554	663	3.4	15,080	632	4.2	15,028	635	4.2
New Zealand	1,833	94	5.1	1,777	91	5.1	1,645	84	5.1
Other overseas	1,324	43	3.2	1,324	53	4.0	1,324	55	4.2
Other interest bearing liabilities[1]:
Australia	176,950	3,849	2.2	188,736	5,937	3.1	177,746	5,594	3.1
New Zealand	18,510	558	3.0	15,665	575	3.7	15,011	591	3.9
Other overseas	1,256	64	5.1	1,294	25	1.9	1,873	41	2.2
Total interest bearing liabilities
and interest expense	745,641	10,351	1.4	734,282	16,315	2.2	715,509	16,066	2.2
Non-interest bearing liabilities
Deposits and other borrowings:
Australia	45,231			42,455			41,156
New Zealand	8,760			5,996			5,204
Other overseas	901			819			817
Derivative financial instruments	33,249			26,568			26,218
Life insurance liabilities	2,999			7,653			8,874
All other liabilities[2]	15,233			13,187			13,484
Total non-interest bearing liabilities	106,373			96,678			95,753
Total liabilities	852,014			830,960			811,262
Shareholders’ equity	68,014			63,714			62,017
NCI	52			50			31
Total equity	68,066			63,764			62,048
Total liabilities and equity	920,080			894,724			873,310

1.	Includes net impact of Treasury balance sheet management activities and the Bank Levy.
2.	Includes other financial liabilities, provisions, current and deferred tax liabilities and all other non-interest bearing liabilities.

Summary of change in net interest income

	2020			2019
Consolidated	Change due to			Change due to
$m	Volume	Rate	Total	Volume	Rate	Total
Interest earning assets
Collateral paid:
Australia	93	(189)	(96)	52	14	66
New Zealand	—	(4)	(4)	2	1	3
Other overseas	(5)	(21)	(26)	(8)	11	3
Trading securities and financial assets measured at FVIS:
Australia	(9)	(242)	(251)	79	(34)	45
New Zealand	19	(57)	(38)	7	(2)	5
Other overseas	2	(16)	(14)	26	22	48
Investment securities:
Australia	433	(777)	(344)	43	(44)	(1)
New Zealand	2	(36)	(34)	22	(28)	(6)
Other overseas	(7)	(13)	(20)	9	3	12
Loans and other receivables:
Australia	(167)	(4,449)	(4,616)	477	(246)	231
New Zealand	274	(687)	(413)	255	(121)	134
Other overseas	26	(345)	(319)	(54)	165	111
Total change in interest income	661	(6,836)	(6,175)	910	(259)	651
Interest bearing liabilities
Collateral received:
Australia	11	(41)	(30)	(5)	9	4
New Zealand	4	(9)	(5)	1	1	2
Other overseas	22	(18)	4	11	(5)	6
Deposits and other borrowings:
Australia	167	(3,445)	(3,278)	66	(351)	(285)
New Zealand	54	(407)	(353)	78	(39)	39
Other overseas	(16)	(244)	(260)	(6)	176	170
Loan capital:
Australia	188	(157)	31	2	(5)	(3)
New Zealand	3	—	3	7	—	7
Other overseas	—	(10)	(10)	—	(2)	(2)
Other interest bearing liabilities:
Australia	(372)	(1,716)	(2,088)	346	(3)	343
New Zealand	105	(122)	(17)	26	(42)	(16)
Other overseas	(1)	40	39	(13)	(3)	(16)
Total change in interest expense	165	(6,129)	(5,964)	513	(264)	249
Change in net interest income:
Australia	356	(298)	58	242	40	282
New Zealand	129	(246)	(117)	174	(70)	104
Other overseas	11	(163)	(152)	(19)	35	16
Total change in net interest income	496	(707)	(211)	397	5	402